Share Capital - Schedule of Outstanding and Exercisable Stock Options (Details) (10-K)		12 Months Ended
		Dec. 31, 2019 $ / shares shares		Dec. 31, 2018 $ / shares shares		Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares		Dec. 31, 2017 $ / shares shares [1]
Outstanding Options, Number | shares		1,106,711	[1]	838,947	[1]	6,979,361	6,979,361	1,106,711	[1]	168,421
Outstanding Options, Weighted Average Remaining Life (years)		4 years 9 months 22 days	[1]	4 years 5 months 1 day
Outstanding Options, Weighted Average Exercise Price		$ 1.35	[1]	$ 1.38	[1]	$ 0.40				$ 0.27
Exercisable Options, Number | shares		743,421	[1]			5,231,715	5,231,715	743,421	[1]
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.17
CAD [Member]
Outstanding Options, Weighted Average Exercise Price							$ 0.54	$ 1.76	[1]
Stock Option [Member]
Outstanding Options, Expiry Date	[1]	May 24, 2024
Outstanding Options, Number | shares	[1]	21,053						21,053
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 4 months 24 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.28
Exercisable Options, Number | shares	[1]	21,053						21,053
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.28
Stock Option [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 1.66
Stock Option One [Member]
Outstanding Options, Expiry Date	[1]	Jun. 01, 2024
Outstanding Options, Number | shares	[1]	168,421						168,421
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 5 months 1 day
Outstanding Options, Weighted Average Exercise Price	[1]	$ 0.27
Exercisable Options, Number | shares	[1]	168,421						168,421
Exercisable Options, Weighted Average Exercise Price	[1]	$ 0.274
Stock Option One [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 0.36
Stock Option Two [Member]
Outstanding Options, Expiry Date	[1]	Jun. 19, 2024
Outstanding Options, Number | shares	[1]	15,789						15,789
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 5 months 20 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.28
Exercisable Options, Number | shares	[1]	15,789						15,789
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.28
Stock Option Two [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 1.66
Stock Option Three [Member]
Outstanding Options, Expiry Date	[1]	Oct. 24, 2024
Outstanding Options, Number | shares	[1]	10,526						10,526
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 9 months 25 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.28
Exercisable Options, Number | shares	[1]	5,263						5,263
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.28
Stock Option Three [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 1.66
Stock Option Four [Member]
Outstanding Options, Expiry Date	[1]	Nov. 05, 2024
Outstanding Options, Number | shares	[1]	21,053						21,053
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 10 months 6 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.28
Exercisable Options, Number | shares	[1]	15,789						15,789
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.28
Stock Option Four [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 1.66
Stock Option Five [Member]
Outstanding Options, Expiry Date	[1]	Dec. 12, 2024
Outstanding Options, Number | shares	[1]	554,079						554,079
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 11 months 12 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.28
Exercisable Options, Number | shares	[1]	398,684						398,684
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.28
Stock Option Five [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 1.66
Stock Option Six [Member]
Outstanding Options, Expiry Date	[1]	Apr. 30, 2025
Outstanding Options, Number | shares	[1]	63,158						63,158
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 3 months 29 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.83
Exercisable Options, Number | shares	[1]	23,684						23,684
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.83
Stock Option Six [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 2.38
Stock Option Seven [Member]
Outstanding Options, Expiry Date	[1]	Apr. 30, 2025
Outstanding Options, Number | shares	[1]	168,421						168,421
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 3 months 29 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.83
Exercisable Options, Number | shares	[1]	63,158						63,158
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.83
Stock Option Seven [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 2.38
Stock Option Eight [Member]
Outstanding Options, Expiry Date	[1]	Jun. 10, 2025
Outstanding Options, Number | shares	[1]	42,105						42,105
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 5 months 12 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.83
Exercisable Options, Number | shares	[1]	21,053						21,053
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.83
Stock Option Eight [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 2.38
Stock Option Nine [Member]
Outstanding Options, Expiry Date	[1]	Nov. 15, 2025
Outstanding Options, Number | shares	[1]	42,105						42,105
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 10 months 17 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 3.66
Exercisable Options, Number | shares	[1]	10,526						10,526
Exercisable Options, Weighted Average Exercise Price	[1]	$ 3.66
Stock Option Nine [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]							$ 4.75

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.